Goodwill and Other Intangible Assets, net (Tables)	9 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill, including from the Company’s formation and acquisitions occurring prior to fiscal 2017, on a consolidated basis for fiscal 2017, fiscal 2018, and fiscal 2019 consist of the following (in thousands):

	March 31,
	2018	2019
Balance, beginning of year	$1,251,155	$1,270,937
Goodwill from acquisitions	18,741	—
Foreign currency impact	1,041	(817)
Balance, end of year	$1,270,937	$1,270,120

Changes in the carrying amount of goodwill on a consolidated basis for the nine months ended December 31, 2019 consist of the following (in thousands):

December 31, 2019
Balance, beginning of period	$1,270,120
Foreign currency impact	530
Balance, end of period	$1,270,650

Schedule of Intangible Assets
Intangible assets, net excluding goodwill consist of (in thousands):

	Weighted Average Useful Life (in months)	March 31,
		2018	2019
Capitalized software	109	$186,808	$188,608
Customer relationships	120	351,555	351,555
Trademarks and tradenames	120	55,003	55,003
Total intangible assets		593,366	595,166
Less: accumulated amortization		(263,251)	(336,043)
Total intangible assets, net		$330,115	$259,123

Intangible assets, net excluding goodwill consist of (in thousands):

	Weighted Average Useful Life (in months)	March 31, 2019	December 31, 2019
Capitalized software	109	$188,608	$189,384
Customer relationships	120	351,555	351,555
Trademarks and tradenames	120	55,003	55,003
Total intangible assets		595,166	595,942
Less: accumulated amortization		(336,043)	(380,158)
Total intangible assets, net		$259,123	$215,784

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of March 31, 2019, the estimated future amortization expense of the Company’s other intangible assets in the table above is as follows (in thousands):

	Fiscal Year Ended March 31,
	2020	2021	2022	2023	2024	Thereafter
Capitalized software	$17,845	$16,430	$15,867	$15,673	$15,421	$10,629
Customer relationships	34,780	29,243	24,660	20,794	17,534	10,473
Trademarks and tradenames	5,501	5,501	5,501	5,501	4,753	3,017
Total amortization	$58,126	$51,174	$46,028	$41,968	$37,708	$24,119